Remuneration of auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 23	€ 22	€ 19
Fees payable to the Group's auditors for the audit of non-statutory financial statements	0	5	6
Audit-related assurance services	0	0	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	1	1	1
All other non-audit services	0	0	0
Total fees payable	24	28	26
Assurance work on simplification	1	1	1
Ekaterra
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements		5	6
Top of range
Disclosure of Auditors Remuneration [Line Items]
Services supplied to associated pension schemes	1	1	1
Auditor remuneration for audit-related assurance services	1	1	1
Unilever Group
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	6	5	6
Subsidiaries
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 17	€ 17	€ 13